Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt
Schedule of changes in obligations related to the Credit Facility

	Corporate Revolver	FNBC Revolver	Corporate Term Loan	Total
Balance, as at January 1, 2018	$—	$—	$—	$—
Drawdowns	210.0	27.0	—	237.0
Repayment	—	(27.0)	—	(27.0)
Balance, as at December 31, 2018	$210.0	$—	$—	$210.0
Drawdowns	275.0	—	160.0	435.0
Repayment	(210.0)	—	—	(210.0)
Balance, as at June 30, 2019	$275.0	$—	$160.0	$435.0
Less: Debt issue costs	(2.8)	—	—	(2.8)
	$272.2	$—	$160.0	$432.2